Document and Entity Information	12 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	MET INVESTORS SERIES TRUST
Central Index Key	0001126087
Amendment Flag	false
Document Creation Date	Aug 29, 2013
Document Effective Date	Aug 29, 2013
Prospectus Date	Apr 29, 2013

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED AUGUST 29, 2013

TO THE

PROSPECTUS DATED APRIL 29, 2013

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

(formerly, Legg Mason ClearBridge Aggressive Growth Portfolio)

The following changes to the Portfolio's Prospectus are effective November 1, 2013:

In the Portfolio Summary, the Annual Portfolio Operating Expenses table in the section entitled "Fees and Expenses of the Portfolio" is deleted in its entirety and replaced with the following:

	Class A	Class B	Class E
Management Fee	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.03%	0.03%	0.03%

Total Annual Portfolio Operating Expenses	0.64%	0.89%	0.79%
Fee Waiver*	(0.05%)	(0.05%)	(0.05%)

Net Operating Expenses	0.59%	0.84%	0.74%

*	Restated to reflect that MetLife Advisers LLC (the "Adviser") has contractually agreed, for the period from November 1, 2013 through April 30, 2014, to waive portions of the Management Fees payable to it by the Portfolio and the ClearBridge Aggressive Growth Portfolio II, another series of Met Investors Series Trust, reflecting the difference, if any, between the aggregate subadvisory fees payable by the Adviser to ClearBridge Investments, LLC ("ClearBridge") individually with respect to the Portfolio and the ClearBridge Aggressive Growth Portfolio II and the subadvisory fees that would be payable by the Adviser to ClearBridge if the assets of the Portfolio and the ClearBridge Aggressive Growth Portfolio II were aggregated for purposes of calculating such subadvisory fees. These arrangements may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the section entitled "Example" is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that all fee waivers for the Portfolio remain in effect through April 30, 2014. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$60	$200	$353	$796
Class B	$86	$280	$490	$1,095
Class E	$76	$248	$435	$976

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Supplement [Text Block]	mist_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED AUGUST 29, 2013

TO THE

PROSPECTUS DATED APRIL 29, 2013

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

(formerly, Legg Mason ClearBridge Aggressive Growth Portfolio)

The following changes to the Portfolio's Prospectus are effective November 1, 2013:

In the Portfolio Summary, the Annual Portfolio Operating Expenses table in the section entitled "Fees and Expenses of the Portfolio" is deleted in its entirety and replaced with the following:

	Class A	Class B	Class E
Management Fee	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.03%	0.03%	0.03%

Total Annual Portfolio Operating Expenses	0.64%	0.89%	0.79%
Fee Waiver*	(0.05%)	(0.05%)	(0.05%)

Net Operating Expenses	0.59%	0.84%	0.74%

*	Restated to reflect that MetLife Advisers LLC (the "Adviser") has contractually agreed, for the period from November 1, 2013 through April 30, 2014, to waive portions of the Management Fees payable to it by the Portfolio and the ClearBridge Aggressive Growth Portfolio II, another series of Met Investors Series Trust, reflecting the difference, if any, between the aggregate subadvisory fees payable by the Adviser to ClearBridge Investments, LLC ("ClearBridge") individually with respect to the Portfolio and the ClearBridge Aggressive Growth Portfolio II and the subadvisory fees that would be payable by the Adviser to ClearBridge if the assets of the Portfolio and the ClearBridge Aggressive Growth Portfolio II were aggregated for purposes of calculating such subadvisory fees. These arrangements may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the section entitled "Example" is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that all fee waivers for the Portfolio remain in effect through April 30, 2014. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$60	$200	$353	$796
Class B	$86	$280	$490	$1,095
Class E	$76	$248	$435	$976

ClearBridge Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mist_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED AUGUST 29, 2013

TO THE

PROSPECTUS DATED APRIL 29, 2013

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

(formerly, Legg Mason ClearBridge Aggressive Growth Portfolio)

The following changes to the Portfolio's Prospectus are effective November 1, 2013:

In the Portfolio Summary, the Annual Portfolio Operating Expenses table in the section entitled "Fees and Expenses of the Portfolio" is deleted in its entirety and replaced with the following:

	Class A	Class B	Class E
Management Fee	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.03%	0.03%	0.03%

Total Annual Portfolio Operating Expenses	0.64%	0.89%	0.79%
Fee Waiver*	(0.05%)	(0.05%)	(0.05%)

Net Operating Expenses	0.59%	0.84%	0.74%

*	Restated to reflect that MetLife Advisers LLC (the "Adviser") has contractually agreed, for the period from November 1, 2013 through April 30, 2014, to waive portions of the Management Fees payable to it by the Portfolio and the ClearBridge Aggressive Growth Portfolio II, another series of Met Investors Series Trust, reflecting the difference, if any, between the aggregate subadvisory fees payable by the Adviser to ClearBridge Investments, LLC ("ClearBridge") individually with respect to the Portfolio and the ClearBridge Aggressive Growth Portfolio II and the subadvisory fees that would be payable by the Adviser to ClearBridge if the assets of the Portfolio and the ClearBridge Aggressive Growth Portfolio II were aggregated for purposes of calculating such subadvisory fees. These arrangements may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the section entitled "Example" is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that all fee waivers for the Portfolio remain in effect through April 30, 2014. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$60	$200	$353	$796
Class B	$86	$280	$490	$1,095
Class E	$76	$248	$435	$976

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that all fee waivers for the Portfolio remain in effect through April 30, 2014. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
ClearBridge Aggressive Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	200
5 Years	rr_ExpenseExampleYear05	353
10 Years	rr_ExpenseExampleYear10	796
ClearBridge Aggressive Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	280
5 Years	rr_ExpenseExampleYear05	490
10 Years	rr_ExpenseExampleYear10	1,095
ClearBridge Aggressive Growth Portfolio | Class E
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	248
5 Years	rr_ExpenseExampleYear05	435
10 Years	rr_ExpenseExampleYear10	976

[1]	Restated to reflect that MetLife Advisers LLC (the "Adviser") has contractually agreed, for the period from November 1, 2013 through April 30, 2014, to waive portions of the Management Fees payable to it by the Portfolio and the ClearBridge Aggressive Growth Portfolio II, another series of Met Investors Series Trust, reflecting the difference, if any, between the aggregate subadvisory fees payable by the Adviser to ClearBridge Investments, LLC ("ClearBridge") individually with respect to the Portfolio and the ClearBridge Aggressive Growth Portfolio II and the subadvisory fees that would be payable by the Adviser to ClearBridge if the assets of the Portfolio and the ClearBridge Aggressive Growth Portfolio II were aggregated for purposes of calculating such subadvisory fees. These arrangements may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolio.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 29, 2013